Guarantor Financial Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 424,226		$ 504,468	$ 388,186	$ 422,623	$ 450,907	$ 461,788
Accounts receivable, net	703,066		693,085	602,871	615,265
Prepaid expenses and other current assets	199,208	[1],[2]	236,342	227,635	189,149
Total current assets	1,326,500		1,433,895	1,218,692	1,227,037
Property, plant and equipment, net	205,035		207,030	212,562	193,218
Deferred tax assets	81,734		76,929	61,029	70,143
Investment in equity affiliates	919		886	769	4,800
Intangible assets, net	125,781		131,590	69,070	78,946
Goodwill	1,337,051		1,337,122	1,097,329	1,069,408	1,038,346
Contract cost assets	162,435
Other assets	157,672	[1],[2]	262,169	252,279	242,328
Total assets	3,397,127		3,449,621	2,911,730	2,885,880
Current liabilities
Short-term borrowings	275,000		170,000	15,000	160,000
Current portion of long-term debt	39,237		39,226	39,192	39,181
Accounts payable	13,811		15,050	9,086	9,768
Income taxes payable	40,026		30,026	33,091	24,159
Accrued expenses and other current liabilities	503,116	[1]	584,482	426,953	498,247
Total current liabilities	871,190		838,784	523,322	731,355
Long-term debt, less current portion	996,999		1,006,687	1,035,778	698,152
Deferred tax liabilities	7,083	[3]	6,747	1,815	2,415
Other liabilities	155,858	[1]	168,609	165,561	162,790
Total liabilities	2,031,130		2,020,827	1,726,476	1,594,712
Redeemable non-controlling interest			4,750	3,610	4,520
Shareholders' equity
Common stock	1,903		1,924	1,924	1,984
Additional paid-in capital	1,422,897		1,421,368	1,347,265	1,384,468
Retained earnings	321,916	[3]	355,982	219,776	358,121
Accumulated other comprehensive income (loss)	(380,719)		(355,230)	(387,321)	(457,925)
Total equity	1,365,997		1,424,044	1,181,644	1,286,648
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	3,397,127		3,449,621	2,911,730	2,885,880
Eliminations
Current assets
Accounts receivable intercompany, net	(76,871)		(82,935)	(47,230)	(55,618)
Intercompany loans	(1,934,735)		(1,815,391)	(2,222,706)	(1,666,832)
Intercompany other receivable	(191,264)		(197,163)	(165,668)	(157,343)
Total current assets	(2,202,870)		(2,095,489)	(2,435,604)	(1,879,793)
Intercompany loans	(500,000)		(500,000)	(500,000)	(500,000)
Investment in subsidiaries	(3,927,995)		(3,819,975)	(4,159,103)	(3,899,606)
Investment in debentures, intercompany	(704,549)		(717,909)	(707,910)	(675,180)
Intercompany other receivable	(61,503)		(49,761)	(36,030)	(47,954)
Total assets	(7,396,917)		(7,183,134)	(7,838,647)	(7,002,533)
Current liabilities
Intercompany loans	(1,934,736)		(1,815,391)	(2,222,706)	(1,666,832)
Intercompany accounts payable	(76,871)		(82,935)	(47,230)	(55,618)
Intercompany other payable	(191,264)		(197,163)	(165,668)	(157,343)
Total current liabilities	(2,202,871)		(2,095,489)	(2,435,604)	(1,879,793)
Intercompany other payable	(61,503)		(49,761)	(36,030)	(47,954)
Non-current intercompany loans payable	(1,204,549)		(1,217,909)	(1,207,910)	(1,175,180)
Total liabilities	(3,468,923)		(3,363,159)	(3,679,544)	(3,102,927)
Shareholders' equity
Common stock	(189,677)		(189,677)	(189,677)	(189,677)
Additional paid-in capital	(1,685,067)		(1,683,231)	(2,320,312)	(2,318,456)
Retained earnings	(2,456,077)		(2,409,059)	(2,064,766)	(1,908,424)
Accumulated other comprehensive income (loss)	402,827		461,992	415,652	516,951
Total equity	(3,927,994)		(3,819,975)	(4,159,103)	(3,899,606)
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	(7,396,917)		(7,183,134)	(7,838,647)	(7,002,533)
Issuer/Subsidiary
Current assets
Cash and cash equivalents	8,562		4,507	5,839	11,215	916	27,733
Accounts receivable intercompany, net	76,871		82,935	47,230	55,618
Intercompany loans	219,199		194,854	773,171	396,682
Intercompany other receivable	8,675		25,343	12,208	26,985
Prepaid expenses and other current assets	355		311	189	151
Total current assets	313,662		307,950	838,637	490,651
Property, plant and equipment, net	352		391	508	547
Investment in subsidiaries	445,319		426,410	457,607	423,530
Investment in equity affiliates					4,121
Investment in debentures, intercompany	704,549		717,909	707,910	675,180
Total assets	1,463,882		1,452,660	2,004,662	1,594,029
Current liabilities
Intercompany loans	22,000		38,000	43,385	73,000
Accounts payable	166		103	60	168
Income taxes payable	(972)		885	(210)	777
Intercompany other payable	31,433		29,526	2,622	2,612
Accrued expenses and other current liabilities	3,011		5,995	7,356	7,148
Total current liabilities	55,638		74,509	53,213	83,705
Long-term debt, less current portion	347,890		347,761	347,432
Deferred tax liabilities				231	231
Non-current intercompany loans payable	500,000		500,000	500,000	500,000
Other liabilities	1,276		1,211	3,002	4,697
Total liabilities	904,804		923,481	903,878	588,633
Shareholders' equity
Common stock	28		28	28	28
Additional paid-in capital	575,863		575,862	1,211,108	1,211,108
Retained earnings	37,439		(12,277)	(53,239)	(85,093)
Accumulated other comprehensive income (loss)	(54,252)		(34,434)	(57,113)	(120,647)
Total equity	559,078		529,179	1,100,784	1,005,396
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	1,463,882		1,452,660	2,004,662	1,594,029
Parent/Guarantor
Current assets
Cash and cash equivalents	11,206		2,136	5,494	7,849	7,277	6,927
Intercompany other receivable	79,296		82,631	86,632	72,883
Prepaid expenses and other current assets	2,609		1,276	514	131
Total current assets	93,111		86,043	92,640	80,863
Investment in subsidiaries	2,923,598		2,864,386	2,600,712	2,470,680
Intercompany other receivable	61,503		49,761	36,030	47,954
Total assets	3,078,212		3,000,190	2,729,382	2,599,497
Current liabilities
Intercompany loans	1,716,537		1,597,537	1,556,150	1,333,650
Accounts payable			58	31	1
Income taxes payable	(377)
Intercompany other payable	75,492		59,266	71,762	58,440
Accrued expenses and other current liabilities	2,655		2,390	2,749	3,695
Total current liabilities	1,794,307		1,659,251	1,630,692	1,395,786
Other liabilities			153	292	307
Total liabilities	1,794,307		1,659,404	1,630,984	1,396,093
Shareholders' equity
Common stock	1,903		1,924	1,924	1,984
Additional paid-in capital	1,424,048		1,421,354	1,347,262	1,384,468
Retained earnings	238,673		272,738	136,533	274,877
Accumulated other comprehensive income (loss)	(380,719)		(355,230)	(387,321)	(457,925)
Total equity	1,283,905		1,340,786	1,098,398	1,203,404
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	3,078,212		3,000,190	2,729,382	2,599,497
Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	404,458		497,825	376,853	403,559	$ 442,714	$ 427,128
Accounts receivable, net	703,066		693,085	602,871	615,265
Intercompany loans	1,715,536		1,620,537	1,449,535	1,270,150
Intercompany other receivable	103,293		89,189	66,828	57,475
Prepaid expenses and other current assets	196,244		234,755	226,932	188,867
Total current assets	3,122,597		3,135,391	2,723,019	2,535,316
Property, plant and equipment, net	204,683		206,639	212,054	192,671
Intercompany loans	500,000		500,000	500,000	500,000
Deferred tax assets	81,734		76,929	61,029	70,143
Investment in subsidiaries	559,078		529,179	1,100,784	1,005,396
Investment in equity affiliates	919		886	769	679
Intangible assets, net	125,781		131,590	69,070	78,946
Goodwill	1,337,051		1,337,122	1,097,329	1,069,408
Contract cost assets	162,435
Other assets	157,672		262,169	252,279	242,328
Total assets	6,251,950		6,179,905	6,016,333	5,694,887
Current liabilities
Short-term borrowings	275,000		170,000	15,000	160,000
Intercompany loans	196,199		179,854	623,171	260,182
Current portion of long-term debt	39,237		39,226	39,192	39,181
Accounts payable	13,645		14,889	8,995	9,599
Intercompany accounts payable	76,871		82,935	47,230	55,618
Income taxes payable	41,375		29,141	33,301	23,382
Intercompany other payable	84,339		108,371	91,284	96,291
Accrued expenses and other current liabilities	497,450		576,097	416,848	487,404
Total current liabilities	1,224,116		1,200,513	1,275,021	1,131,657
Long-term debt, less current portion	649,109		658,926	688,346	698,152
Deferred tax liabilities	7,083		6,747	1,584	2,184
Intercompany other payable	61,503		49,761	36,030	47,954
Non-current intercompany loans payable	704,549		717,909	707,910	675,180
Other liabilities	154,582		167,245	162,267	157,786
Total liabilities	2,800,942		2,801,101	2,871,158	2,712,913
Redeemable non-controlling interest			4,750	3,610	4,520
Shareholders' equity
Common stock	189,649		189,649	189,649	189,649
Additional paid-in capital	1,108,053		1,107,383	1,109,207	1,107,348
Retained earnings	2,501,881		2,504,580	2,201,248	2,076,761
Accumulated other comprehensive income (loss)	(348,575)		(427,558)	(358,539)	(396,304)
Total equity	3,451,008		3,374,054	3,141,565	2,977,454
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	$ 6,251,950		$ 6,179,905	$ 6,016,333	$ 5,694,887

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.
[2]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.
[3]	The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303.